Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 27,984,656	$ 23,127,679
Less: allowance for doubtful accounts	(223,700)	(192,434)
Accounts receivable, net	$ 27,760,956	$ 22,935,245